SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Average Service Lives and Depreciation and Amortization Rates	A summary of average service lives and depreciation and amortization rates as at December 31, 2025 for the various classes of assets is included below:

	Average	Rate
	Service Life	Range	Average
Property, plant and equipment:
Transmission	57 years	1% - 3%	2%
Distribution	48 years	1% - 8%	2%
Communication	17 years	1% - 11%	6%
Administration and service	28 years	1% - 20%	5%
Intangible assets	11 years	8% - 10%	6%